Cover Page	3 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	TuHURA Biosciences, Inc./NV
Entity Central Index Key	0001498382
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Center Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	813
Local Phone Number	875-6600
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	James Bianco, M.D.
Entity Address, Address Line One	10500 University Center Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	813
Local Phone Number	875-6600